Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	$ (38,965)
Foreign currency translation adjustment	(6,491)	$ 8,262	$ 707
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	(1,894)	1,347	2,724
Balance, end of period	(47,350)	(38,965)
Foreign Currency Translation Adjustment [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	(40,874)	(49,136)	(49,843)
Foreign currency translation adjustment	(6,491)	8,262	707
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	0	0	0
Balance, end of period	(47,365)	(40,874)	(49,136)
Cash-flow Hedge [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	1,909	562	(2,162)
Foreign currency translation adjustment	0	0	0
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	(1,894)	1,347	2,724
Balance, end of period	15	1,909	562
Accumulated Other Comprehensive Loss [Member]
Changes in accumulated other comprehensive loss [Abstract]
Balance, beginning of period	(38,965)	(48,574)	(52,005)
Balance, end of period	$ (47,350)	$ (38,965)	$ (48,574)